Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			92 Months Ended
	Feb. 28, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014
Commitment Contingency And Related Party Transactions [Abstract]
Related party liabilities	$ 240,000	$ 240,000	[1]	$ 195,000
Expenses charged to related parties		$ 45,000		$ 55,000	$ 240,000
Shares of common stock in exchange for cancellation of related party liabilities	160,000

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.